Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 360,697	$ 196,716
Interest payable on long-term borrowings	10,161	9,279
Payable to related parties	52,308	37,248
Other	12,703	10,162
Trade and other current payables	$ 435,869	$ 253,405